Schedule of Cash Flow, Supplemental Disclosures (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes paid (refunds received)	€ 141	€ 118	€ 143
Interest paid	39	293	401
Interest received	12	6	16
Capital lease obligations incurred	€ 236	€ 64	€ 137